HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in subsidiaries
Total equity		$ 1,505	$ 1,013	$ 2,220	$ 2,775
Reserve of exchange differences on translation
Investments in subsidiaries
Total equity		(8,933)	$ (8,775)	$ (8,312)	$ (8,416)
Omnium Telecom Algerie SpA
Investments in subsidiaries
Put option, percentage ownership sold	45.57%
Omnium Telecom Algerie SpA | Forecast
Investments in subsidiaries
Consideration paid		$ 682